Income Taxes - Schedule Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Current taxes:
Total current tax expense		$ 369	$ 1,686
Deferred taxes:
Total deferred tax benefit		0	0
Income tax provision		369	1,686
United States [Member]
Current taxes:
Total current tax expense		(223)	1,365
Deferred taxes:
Total deferred tax benefit		0	0
Switzerland [Member]
Current taxes:
Total current tax expense		0	0
Deferred taxes:
Total deferred tax benefit		0	0
Bermuda [Member]
Current taxes:
Total current tax expense		0	0
Deferred taxes:
Total deferred tax benefit		0	0
Other [Member]
Current taxes:
Total current tax expense	[1]	592	321
Deferred taxes:
Total deferred tax benefit		$ 0	$ 0

[1]	Primarily Greater China and United Kingdom activity